Security Deposits (Tables)	8 Months Ended
Sep. 30, 2021
Deposit Assets Disclosure [Abstract]
Schedule of Security deposits consisted
Security deposits consisted of the following:

September 30, 2021
Luminant Purchase and Sale Agreement collateral (see Note 9)	$3,063,020
Luminant Power Purchase Agreement Independent Collateral Amount (see Note 9)	6,276,902
Other deposits	41,250

Total security deposits	$9,381,172